Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

20 Accrued expenses and other current liabilities

	December 31,
	2021	2020
	$	$
Accrued staff costs	1,763,099	2,285,566
Accrued expenses	12,131,214	1,892,119
Accrued professional fee	11,877,996	373,441
Value added tax payable	1,893,190	1,819,578
Deposit liabilities	2,690,842	1,215,761
Other payables and accruals	5,923,957	1,343,030
	36,280,298	8,929,495

All of the accrued expenses and other current liabilities are expected to be settled within one year or repayable on demand.